Business Combination - Schedule of Reverse Recapitalization (Details) - shares		12 Months Ended
	Oct. 06, 2021	Dec. 31, 2021	Dec. 31, 2020
Reverse Recapitalization [Line Items]
Shares from Conversion of LSAQ Private Warrants (in shares)		75,495,266
Science 37 Rollover Shares (in shares)	83,848,889
PIPE Shares (in shares)	20,000,000	34,476,204	299,308
Common stock, shares outstanding (in shares)	114,707,150	114,991,026	5,019,582
LSAQ Private Warrants
Reverse Recapitalization [Line Items]
Shares from Conversion of LSAQ Private Warrants (in shares)	3,146,453
LSAQ Initial Stockholders
Reverse Recapitalization [Line Items]
LSAQ Stockholders (in shares)	2,002,260
LSAQ Public Stockholders
Reverse Recapitalization [Line Items]
LSAQ Stockholders (in shares)	5,709,548